INVENTORY (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
CBD Energy Water	$ 234,864	$ 107,719	$ 14,193	$ 2,359
Hemp Energy Drink	411,030	393,021	182,797	63,974
Storm CBD Water	35,767	41,760
Merchandise and Apparel	12,977	26,304	6,686	1,184
Unfilled Cans	22,371	86,459
Other Inventory	66,521	31,659
Total Inventory	$ 783,530	$ 686,922	$ 203,676	$ 67,517